Annual Total Returns- Transamerica Emerging Markets Debt (Class I2) [BarChart] - Class I2 - Transamerica Emerging Markets Debt - I2	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	26.69%	(4.97%)	2.40%	(3.92%)	13.17%	12.90%	(6.64%)	13.59%	7.22%